Shareholder Report, Holdings (Details) - Blueprint Chesapeake Multi-Asset Trend ETF	Jun. 30, 2025
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
iShares Short-Term National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
MicroStrategy, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Percent of Total Short Exposure	(0.70%)
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Percent of Total Short Exposure	(2.40%)
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Percent of Total Short Exposure	(3.10%)
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Percent of Total Short Exposure	(0.70%)
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Percent of Total Short Exposure	(0.90%)
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Percent of Total Short Exposure	(5.40%)
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Percent of Total Short Exposure	(1.20%)
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Short Exposure	(2.90%)
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Short Exposure	(5.60%)
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Percent of Total Short Exposure	(0.50%)
Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)